FINANCIAL INSTRUMENTS - Interest rate risk (Details) - Variable rate - Interest Rate Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sensitivity to interest rate change
Sensitivity analysis, assumed increase in interest rate (as a percent)	5.00%	5.00%
Increase in profit if variable interest rates had been higher by 5%	$ 268	$ 22
Sensitivity analysis, assumed decrease in interest rate (as a percent)	5.00%	5.00%
Decrease in profit if variable interest rates had been higher by 5%	$ 268	$ 22